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AMERICAN BALANCED FUND

[color photograph of a single tree atop a grassy hill]

Semi-annual report for the six months ended June 30, 2002

American Balanced Fund(r)

American Balanced Fund is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American Balanced Fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2002:

CLASS A SHARES                        1 YEAR   5 YEARS   10 YEARS

Reflecting 5.75% maximum sales charge -6.06%   +7.34%    +10.62%

The fund's 30-day yield for Class A shares as of July 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 2.84%. The fund's distribution rate for Class A shares as of that date was 3.20%. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36. For the most current investment results, please refer to americanfunds.com. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.


FELLOW SHAREHOLDERS:

While interest rates remained low and the economy began to recover from the recession, the first six months of 2002 ended with equity markets in steep decline.

In this environment, American Balanced Fund had a negative return of 2.3% for the six-month period ended June 30. The fund outpaced the Lipper Balanced Fund Index, which declined 6.0%. American Balanced Fund's return was more than 10 percentage points better than Standard & Poor's 500 Composite Index, which fell 13.1%. Aided by solid returns from both government and quality corporate bonds, the Lehman Brothers Aggregate Bond Index rose 3.8%.

The fund's strong relative results follow an extraordinary two-and-a-half year period when the S&P 500 lost a cumulative total of -30.4% while American Balanced Fund had a cumulative total return of +22.5%. We must note, however, that exceptionally strong relative results such as these are not likely to continue, because they occurred in the aftermath of a speculative boom.


WHAT INFLUENCED FUND RESULTS

Good stock selection helped the fund in the first half of this year. The fund's initially light weighting in technology stocks worked well; in the past six months, these stocks fell 32%. As technology stocks continued to decline, however, the fund added to its holdings in this area, investing in companies that we believe will prove rewarding over the long term.

Energy, defense and aerospace stocks were strong. Energy stocks, the fund's largest industry exposure at the start of the six months, gained ground due to rising crude oil prices and concern about a possible slowdown in supply. Defense and aerospace stocks rose, spurred by acquisition activity and increased defense spending in response to the tense world situation. They included TRW (+53.8%), Raytheon (+25.5%), Northrop Grumman (+24.0%) and Boeing (+16.0%).

Telecommunications, pharmaceutical and cable stocks depressed the fund's results. AT&T, one of our largest holdings, declined 41.0%.

During the six months, the fund reduced its exposure to certain sectors that had done well and redirected assets to weaker areas that seem to have higher long-term potential. This was the case with the very strong defense sector, where some positions were reduced, while significant additions were made in the technology, telecom and pharmaceutical sectors. This is part of our value-driven approach, which has served us quite well in the past.

QUALITY BOND RETURNS FAVORABLE

The first half was favorable for quality bonds. Since the fund purchases only investment-grade bonds, it was spared the damage that occurred in the low-quality sector of the bond market. Short-term rates remained at extraordinarily low levels during the period while longer term rates declined slightly. Consequently, investors in corporate and government bonds received stated interest payments plus a small amount of capital appreciation.

It is American Balanced Fund's policy to maintain between 50% and 75% of its assets in common stocks at all times. The percentage will vary based on our judgment of the relative attractiveness of common stocks. At the end of this fiscal period, 63% was invested in equities, 33% in bonds and 4% in cash and equivalents. The fund increased its bond allocation from 29% six months ago with a corresponding reduction in cash.

The fund's assets now total $14.5 billion, up from $10 billion at the beginning of the year. The number of shareholder accounts increased more than 75%. We welcome all our new shareholders and thank our long-term shareholders for their continued support.

Cordially,

/s/ Robert G. O'Donnell
Robert G. O'Donnell
Chairman of the Board

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
President

August 12, 2002


Investment portfolio, June 30, 2002



[pie chart]
                                                                               Percent
                                                                                of net
Investment mix by asset type (percent of net assets)                            assets

Common stocks                                                                      62%
Convertible securities                                                                1
Corporate bonds & notes                                                              18
U.S Treasury & agency                                                                15
Short-term securities & cash equivalents                                              4
[end chart]

                                                                               Percent
                                                                                of net
Largest equity holdings                                                         assets

J.P. Morgan Chase                                                                1.64%
Eli Lilly                                                                          1.55
American International Group                                                       1.32
AT&T                                                                               1.29
General Electric                                                                   1.26
Phillips Petroleum                                                                 1.26
Verizon Communications                                                             1.08
H.J. Heinz                                                                         1.05
Microsoft                                                                          0.97
Philip Morris Companies                                                            0.94

American Balanced Fund, Inc.
Investment portfolio, June 30, 2002

                                                                                                      unaudited
                                                                                        Number of        Market
                                                                                        shares           value
Common stocks                                                                                             (000)

OIL & GAS  -  5.24%
Ashland Inc.                                                                             1,050,000       $42,525
ChevronTexaco Corp.                                                                      1,135,750       100,514
Exxon Mobil Corp.                                                                        2,150,000        87,978
Kerr-McGee Corp.                                                                         2,075,000       111,116
Marathon Oil Corp.                                                                       1,750,000        47,460
Phillips Petroleum Co.                                                                   3,100,000       182,528
Royal Dutch Petroleum Co. (New York registered)                                          1,465,000        80,971
Valero Energy Corp.                                                                      2,800,000       104,776
                                                                                                         757,868

DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.74%
ALLTEL Corp.                                                                             2,400,000       112,800
AT&T Corp.                                                                              17,500,000       187,250
CenturyTel, Inc.                                                                         1,972,900        58,200
Hellenic Telecommunications Organization SA                                              2,274,000        36,002
SBC Communications Inc.                                                                  2,627,200        80,130
Sprint FON Group                                                                         8,900,000        94,429
Verizon Communications Inc.                                                              2,900,000       116,435
                                                                                                         685,246

PHARMACEUTICALS  -  4.40%
AstraZeneca PLC (ADR)                                                                      775,000        31,775
Eli Lilly and Co.                                                                        3,975,000       224,004
Johnson & Johnson                                                                        1,500,000        78,390
Merck & Co., Inc.                                                                        1,900,000        96,216
Pfizer Inc                                                                               1,450,000        50,750
Pharmacia Corp.                                                                          2,300,000        86,135
Schering-Plough Corp.                                                                    2,850,000        70,110
                                                                                                         637,380

BANKS  -  3.66%
Bank of America Corp.                                                                    1,200,000        84,432
BANK ONE CORP.                                                                             965,000        37,133
Comerica Inc.                                                                              550,000        33,770
FleetBoston Financial Corp.                                                              3,192,300       103,271
National City Corp.                                                                      1,900,000        63,175
PNC Financial Services Group, Inc.                                                         650,000        33,982
Societe Generale                                                                           450,000        29,700
Sumitomo Mitsui Banking Corp.                                                            3,000,000        14,670
Washington Mutual, Inc.                                                                  2,650,000        98,342
Wells Fargo & Co.                                                                          625,000        31,287
                                                                                                         529,762

RETAILING  -  3.60%
Albertson's, Inc.                                                                        3,335,400       101,596
J.C. Penney Co., Inc.                                                                    4,500,000        99,090
Kohl's Corp.  (1)                                                                          500,000        35,040
Lowe's Companies, Inc.                                                                     800,000        36,320
May Department Stores Co.                                                                2,650,000        87,265
TJX Companies, Inc.                                                                      4,700,000        92,167
Walgreen Co.                                                                             1,800,000        69,534
                                                                                                         521,012

INSURANCE  -  3.40%
Allstate Corp.                                                                           3,250,000       120,185
American International Group, Inc.                                                       2,800,000       191,044
Aon Corp.                                                                                2,350,000        69,278
Lincoln National Corp.                                                                   1,900,000        79,800
Royal & Sun Alliance Insurance Group PLC                                                 8,500,000        31,285
                                                                                                         491,592

FOOD, BEVERAGE & TOBACCO -  3.06%
Coca-Cola Co.                                                                            1,150,000        64,400
H.J. Heinz Co.                                                                           3,700,000       152,070
Philip Morris Companies Inc.                                                             3,100,000       135,408
Sara Lee Corp.                                                                           1,700,000        35,088
Unilever NV (New York registered)                                                          850,000        55,080
                                                                                                         442,046

DIVERSIFIED FINANCIALS  -  2.57%
American Express Co.                                                                     1,500,000        54,480
Freddie Mac                                                                                450,000        27,540
Household International, Inc.                                                            1,060,000        52,682
J.P. Morgan Chase & Co.                                                                  7,000,000       237,440
                                                                                                         372,142

AEROSPACE & DEFENSE  -  2.36%
Boeing Co.                                                                               1,000,000        45,000
Honeywell International Inc.                                                             3,450,000       121,543
Northrop Grumman Corp.                                                                     500,000        62,500
Raytheon Co.                                                                             2,000,000        81,500
United Technologies Corp.                                                                  450,000        30,555
                                                                                                         341,098

ELECTRIC UTILITIES  -  2.28%
American Electric Power Co., Inc.                                                          858,700        34,365
Constellation Energy Group, Inc.                                                         2,500,000        73,350
Exelon Corp.                                                                             1,650,000        86,295
FPL Group, Inc.                                                                            800,000        47,992
National Grid Group PLC                                                                  5,200,000        37,007
TXU Corp.                                                                                1,000,000        51,550
                                                                                                         330,559

PAPER & FOREST PRODUCTS  -  2.09%
International Paper Co.                                                                  2,450,000       106,771
MeadWestvaco Corp. (formed by the merger                                                 3,300,000       110,748
of Mead Corp. & Westvaco Corp.)
Potlatch Corp.                                                                             353,000        12,009
Weyerhaeuser Co.                                                                         1,150,000        73,427
                                                                                                         302,955

COMPUTERS & PERIPHERALS  -  1.89%
Dell Computer Corp.  (1)                                                                 1,350,000        35,289
EMC Corp.  (1)                                                                           3,200,000        24,160
Hewlett-Packard Co.                                                                      8,075,000       123,386
International Business Machines Corp.                                                    1,250,000        90,000
                                                                                                         272,835

SOFTWARE  -  1.78%
Microsoft Corp.  (1)                                                                     2,570,000       140,579
Oracle Corp.  (1)                                                                       12,400,000       117,428
                                                                                                         258,007

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.31%
Becton, Dickinson and Co.                                                                1,825,000        62,871
Guidant Corp.  (1)                                                                       4,200,000       126,966
                                                                                                         189,837

INDUSTRIAL CONGLOMERATES  -  1.26%
General Electric Co.                                                                     6,300,000       183,015


REAL ESTATE  -  1.13%
Apartment Investment and Management Co., Class A                                           550,000        27,060
Equity Office Properties Trust                                                           2,800,000        84,280
Equity Residential                                                                       1,800,000        51,750
                                                                                                         163,090

HEALTH CARE PROVIDERS & SERVICES  -  1.08%
Aetna Inc.                                                                               2,050,000        98,338
CIGNA Corp.                                                                                600,000        58,452
                                                                                                         156,790

COMMUNICATIONS EQUIPMENT  -  1.06%
Cisco Systems, Inc.  (1)                                                                 2,532,900        35,334
Corning Inc. (1)                                                                         5,600,000        19,880
Motorola, Inc.                                                                           3,750,000        54,075
Nokia Corp. (ADR)                                                                        3,000,000        43,440
                                                                                                         152,729

MACHINERY  -  0.94%
Caterpillar Inc.                                                                         2,015,000        98,634
Deere & Co.                                                                                795,000        38,081
                                                                                                         136,715

MEDIA  -  0.93%
Gannett Co., Inc.                                                                          850,000        64,515
Interpublic Group of Companies, Inc.                                                     2,085,000        51,625
Vivendi Universal (ADR)                                                                    850,000        18,275
                                                                                                         134,415

AUTOMOBILES  -  0.92%
General Motors Corp.                                                                     2,500,000       133,625


HOTELS, RESTAURANTS & LEISURE  -  0.88%
Carnival Corp.                                                                           1,800,000        49,842
McDonald's Corp.                                                                         2,700,000        76,815
                                                                                                         126,657

RAILROADS  -  0.86%
Burlington Northern Santa Fe Corp.                                                       2,400,000        72,000
CSX Corp.                                                                                1,500,000        52,575
                                                                                                         124,575

CHEMICALS  -  0.79%
Crompton Corp.                                                                           4,200,000        53,550
Dow Chemical Co.                                                                           478,900        16,465
Millennium Chemicals Inc. (2)                                                            3,150,000        44,258
                                                                                                         114,273

AUTO COMPONENTS  -  0.78%
TRW Inc.                                                                                 1,975,000       112,536


TRADING COMPANIES & DISTRIBUTORS  -  0.75%
Genuine Parts Co.                                                                        3,100,000       108,097


INTERNET & CATALOG RETAIL  -  0.74%
eBay Inc.  (1)                                                                           1,736,000       106,972


HOUSEHOLD DURABLES  -  0.71%
Leggett & Platt, Inc.                                                                    2,700,000        63,180
Stanley Works                                                                              980,000        40,190
                                                                                                         103,370

HOUSEHOLD & PERSONAL PRODUCTS  -  0.61%
Avon Products, Inc.                                                                        835,000        43,620
Kimberly-Clark Corp.                                                                       725,000        44,950
                                                                                                          88,570

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  0.57%
Intel Corp.                                                                              3,250,000        59,377
Texas Instruments Inc.                                                                   1,000,000        23,700
                                                                                                          83,077

OTHER  -  2.00%
Agilent Technologies, Inc.  (1)                                                          1,200,000        28,380
Duke Energy Corp.                                                                        1,852,500        57,613
IKON Office Solutions, Inc.                                                              6,000,000        56,400
NIKE, Inc., Class B                                                                        800,000        42,920
Schlumberger Ltd.                                                                        1,575,000        73,237
United Parcel Service, Inc., Class B                                                       500,000        30,875
                                                                                                         289,425

Miscellaneous  -  3.62%
Other common stocks in initial period of acquisition                                                     522,980


Total common stocks                                                                                    8,973,250

                                                                                        Principal
                                                                                           amount        Market
                                                                                         (000) or         value
Convertible securities                                                                     shares         (000)
CONVERTIBLE SECURITIES  -  1.11%
Analog Devices, Inc. 4.75% convertible                                                      $9,200        $8,786
subordinated notes 2005
Bell Atlantic Financial Services, Inc. 4.25%                                                15,000        15,075
convertible debentures 2005 (3)
Verizon Global Funding Corp. 0% convertible notes 2021                                      46,000        24,840
Corning Inc. 0% convertible debentures 2015                                                 58,081        29,040
Ford Motor Co. Capital Trust II 6.50% cumulative                                               935        52,571
convertible trust preferred 2032
NB Capital Corp. 8.35% exchangeable                                                300,000 shares          7,995
preferred depositary shares
ProLogis Trust, Series D, 7.92% preferred                                                  480,000        11,923
Swire Pacific Capital Ltd. 8.84% cumulative                                                370,000         9,158
guaranteed perpetual capital securities  (3)
Union Pacific Capital Trust 6.25% TIDES                                                     30,000         1,547
convertible preferred 2028  (3)
                                                                                                         160,935

Total convertible securities                                                                             160,935


Total equity securities (cost: $9,165,720,000)                                                         9,134,185


                                                                                        Principal        Market
                                                                                           amount         value
Corporate bonds & notes                                                                     (000)         (000)
TELECOMMUNICATION SERVICES  -  2.72%
AT&T Corp.: (3)
 7.30% 2011                                                                                $53,890       $44,379
 8.00% 2031                                                                                 19,000        13,815
AT&T Wireless Services, Inc.:
 7.875% 2011                                                                                12,795        10,396
 8.125% 2012                                                                                51,605        42,074
TeleCorp PCS, Inc. 10.625% 2010                                                              4,750         4,441
Tritel PCS, Inc. 0%/12.75% 2009 (4)                                                          4,500         3,600
British Telecommunications PLC: (5)
 7.875% 2005                                                                                 7,000         7,550
 8.375% 2010                                                                                 8,250         8,880
CenturyTel, Inc., Series H, 8.375% 2010                                                      6,500         6,768
Cingular Wireless 5.625% 2006 (3)                                                            6,000         5,764
Deutsche Telecom International Finance BV:
 8.00% 2010                                                                                  2,250         2,240
 9.25% 2032                                                                                  2,000         2,022
VoiceStream Wireless Corp. 10.375% 2009                                                     29,632        28,131
France Telecom 8.25% 2011 (5)                                                                5,500         4,867
Koninklijke KPN NV 8.00% 2010                                                                5,500         5,547
PCCW-HKT Capital Ltd. 7.75% 2011 (3)                                                        17,250        17,390
Qwest Capital Funding, Inc.:
 7.75% 2006                                                                                 21,500        13,115
 7.90% 2010                                                                                 15,000         8,325
 7.25% 2011                                                                                  5,000         2,750
 7.625% 2021                                                                                16,000         8,240
Singapore Telecommunications Ltd. 7.375% 2031 (3)                                            5,000         4,886
Sprint Capital Corp.:
 7.90% 2005 (3)                                                                             10,000         8,600
 6.00% 2007                                                                                  2,000         1,679
 6.125% 2008                                                                                 9,700         7,782
 7.625% 2011                                                                                15,600        13,061
 8.375% 2012 (3)                                                                            40,500        33,206
 8.75% 2032 (3)                                                                              6,500         5,005
TELUS Corp. 8.00% 2011                                                                       5,000         4,197
Verizon Global Funding Corp. 7.25% 2010                                                     45,500        45,343
Verizon Wireless Capital LLC 5.375% 2006 (3)                                                22,015        20,539
Vodafone Group PLC:
 7.625% 2005                                                                                 5,000         5,323
 7.75% 2010                                                                                  3,500         3,721
                                                                                                         393,636

AUTOMOBILES & COMPONENTS  -  1.64%
ArvinMeritor, Inc.:
 6.625% 2007                                                                                11,500        11,484
 8.75% 2012                                                                                  8,500         9,037
DaimlerChrysler North America Holding Corp. 7.30% 2012                                       6,000         6,285
Ford Motor Co. 7.45% 2031                                                                   10,800        10,036
Ford Motor Credit Co.:
 6.875% 2006                                                                                35,000        35,747
 6.50% 2007                                                                                 21,500        21,584
 7.75% 2007                                                                                  4,000         4,213
 6.75% 2008                                                                                  2,700         2,693
 7.25% 2011                                                                                 10,000        10,048
 7.375% 2011                                                                                15,750        15,929
General Motors Acceptance Corp.:
 6.125% 2006                                                                                 6,750         6,868
 6.125% 2007                                                                                 2,000         2,024
 7.75% 2010                                                                                  7,750         8,200
 6.875% 2011                                                                                27,150        26,912
 7.00% 2012                                                                                 41,500        41,554
 8.00% 2031                                                                                  9,500         9,741
General Motors Corp. 8.80% 2021                                                              5,000         5,520
TRW Inc.:
 7.125% 2009                                                                                 5,000         5,156
 7.75% 2029                                                                                  5,250         5,441
                                                                                                         238,472

UTILITIES  -  1.31%
AES Drax Holdings Ltd., Series A, 10.41% 2020 (6)                                           13,000        10,985
AES Red Oak, LLC, Series B, 9.20% 2029 (6)                                                   3,000         2,861
Cilcorp Inc.:
 8.70% 2009                                                                                 10,000        10,834
 9.375% 2029                                                                                 8,500         9,915
AmerenEnergy Generating Co. 7.95% 2032 (3)                                                   6,750         7,043
American Electric Power Co., Inc., Series A, 6.125% 2006                                     3,500         3,559
Commonwealth Edison Co. 6.95% 2018                                                           4,000         3,986
Exelon Generation Co., LLC 6.95% 2011                                                        3,000         3,106
Edison Mission Energy:
 7.73% 2009                                                                                  9,500         8,501
 9.875% 2011                                                                                13,605        13,384
Homer City Funding LLC 8.734% 2026                                                           2,500         2,392
Midwest Generation, LLC, Series B, 8.56% 2016 (6)                                            5,000         4,957
El Paso Corp.:
 7.00% 2011                                                                                  5,000         4,761
 7.875% 2012 (3)                                                                             3,000         3,020
Florida Gas Transmission Co. 7.625% 2010 (3)                                                 1,750         1,728
Gemstone Investor Ltd. 7.71% 2004 (3)                                                       11,100        10,819
Southern Natural Gas Co. 8.00% 2032                                                         12,750        12,577
Israel Electric Corp. Ltd.: (3)
 7.75% 2009                                                                                  5,000         5,110
 7.75% 2027                                                                                  7,500         6,328
NiSource Finance Corp. 7.625% 2005                                                           6,000         6,036
Oncor Electric Delivery Co. 6.375% 2012 (3)                                                  9,000         9,247
TXU Corp., Series J, 6.375% 2006                                                            10,000        10,285
Progress Energy, Inc. 6.05% 2007                                                             7,375         7,587
Virginia Electric and Power Co., 2002 Series A, 5.375% 2007                                  6,250         6,334
Williams Companies, Inc.:
 7.125% 2011                                                                                15,000        12,097
 8.125% 2012 (3)                                                                            14,625        12,266
                                                                                                         189,718

BANKS & THRIFTS  -  1.23%
AB Spintab 7.50% (undated) (3)  (5)                                                          2,600         2,784
Abbey National PLC: (5)
 6.70% (undated)                                                                             5,000         5,133
 7.35% (undated)                                                                             4,500         4,768
Allfirst Preferred Capital Trust 3.48% 2029 (5)                                              5,000         4,743
Bank of Nova Scotia 2.188% Eurodollar note (undated) (5)                                     4,000         3,059
Bank of Scotland 7.00% (undated) (3)  (5)                                                    4,225         4,411
Banque Nationale de Paris 2.505% (undated) (5)                                               3,000         2,961
BNP Paribas Capital Trust 9.003% noncumulative                                               6,000         7,015
 trust preferred (undated) (3)
BNP U.S. Funding LLC, Series A, 7.738%                                                       7,000         7,631
noncumulative preferred (undated) (3)  (5)
Barclays Bank PLC 7.375% (undated) (3)  (5)                                                  4,000         4,307
BCI U.S. Funding Trust I 8.01% noncumulative                                                 4,000         4,293
 preferred (undated) (3)  (5)
Canadian Imperial Bank of Commerce 2.188%                                                    1,600         1,247
 Eurodollar note (undated) (5)
Credit Suisse First Boston, Inc. 6.50% 2012                                                  5,750         5,795
DBS Capital Funding Corp. 7.657% noncumulative                                               5,500         5,734
 preference shares (undated) (5)
Den Norske CreditBank 2.188% (undated) (5)                                                   3,000         2,365
Fuji JGB Investment LLC, Series A, 9.87%                                                    14,425        12,517
noncumulative preferred (undated) (3)  (5)
HSBC Capital Funding LP: (5)
 8.03% noncumulative preferred (undated)                                               Euro 5,000          5,487
 Series 2, 10.176% noncumulative step-up                                                   $10,100        12,898
perpetual preferred (undated) (3)
Midland Bank 2.188% Eurodollar note (undated) (5)                                            4,000         3,099
National Westminster Bank PLC 7.75% (undated) (5)                                            7,000         7,626
Royal Bank of Scotland Group PLC 7.648% (undated) (5)                                        6,000         6,249
Regional Diversified Funding Ltd. 9.25% 2030 (3)                                             6,457         6,743
SocGen Real Estate Co. LLC, Series A, 7.64%                                                 25,500        27,224
 (undated) (3)  (5)
UBS Preferred Funding Trust I 8.622%                                                         3,750         4,304
noncumulative preferred (undated)
Washington Mutual Bank, FA 6.875% 2011                                                       5,000         5,254
Washington Mutual Finance 8.25% 2005                                                         4,000         4,419
Washington Mutual, Inc. 5.625% 2007                                                         15,250        15,446
                                                                                                         177,512

MEDIA  -  1.12%
A.H. Belo Corp. 7.75% 2027                                                                   4,500         4,032
AOL Time Warner Inc.:
 6.875% 2012                                                                                 3,500         3,228
 7.625% 2031                                                                                 5,000         4,378
Time Warner Inc. 6.85% 2026                                                                  4,825         4,870
Chancellor Media Corp. of Los Angeles 8.00% 2008                                             3,500         3,395
Clear Channel Communications, Inc. 6.00% 2006                                               20,550        20,196
Comcast Cable Communications, Inc. 8.375% 2007                                               6,500         6,561
Cox Communications, Inc. 7.75% 2006                                                          5,000         4,965
Cox Radio, Inc. 6.625% 2006                                                                 13,825        13,258
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
 0%/9.75% 2007 (4)                                                                           2,900         2,936
 8.875% 2007                                                                                17,750        18,105
Gannett Co., Inc. 4.95% 2005                                                                 4,125         4,208
Hearst-Argyle Television, Inc. 7.00% 2018                                                    3,550         3,246
Liberty Media Corp.:
 7.75% 2009                                                                                  7,000         6,832
 7.875% 2009                                                                                10,000         9,826
 8.25% 2030                                                                                  2,650         2,367
News America Holdings Inc. 7.75% 2045                                                       15,000        13,273
News America Inc. 7.25% 2018                                                                 5,000         4,567
Univision Communications Inc. 7.85% 2011                                                     8,250         8,590
Viacom Inc.:
 5.625% 2007                                                                                12,500        12,798
 6.625% 2011                                                                                10,000        10,265
                                                                                                         161,896

INSURANCE  -  0.86%
AIG SunAmerica Global Financing VII 5.85% 2008 (3)                                           7,750         8,058
Allstate Corp. 6.75% 2018                                                                    8,350         8,361
Allstate Financial Global Funding LLC 5.25% 2007 (3)                                         6,000         6,097
Equitable Life Assurance Society of the                                                      1,750         1,852
United States 6.95% 2005 (3)
ING Capital Funding Trust III 8.439% (undated) (5)                                          13,000        14,522
ReliaStar Financial Corp. 8.00% 2006                                                         9,250        10,324
John Hancock Global Funding II 5.00% 2007 (3)                                               10,000        10,041
Monumental Global Funding Trust II: (3)
 2001-A, Series A, 6.05% 2006                                                                5,000         5,253
 2002-A, Series A, 5.20% 2007                                                               21,000        21,349
Nationwide Life Insurance Company 5.35% 2007 (3)                                             6,000         6,134
Prudential Holdings, LLC, Series C, 8.695% 2023 (3)                                         29,500        32,106
                                                                                                         124,097

MATERIALS  -  0.64%
BHP Finance Ltd. 6.75% 2013                                                                 10,000        10,315
Fort James Corp. 6.875% 2007                                                                 8,000         7,457
Georgia-Pacific Corp.:
 8.125% 2011                                                                                11,075        10,743
 9.50% 2022                                                                                  5,000         4,744
Inco Ltd. 7.75% 2012                                                                         9,400         9,706
International Paper Co. 6.75% 2011                                                          15,000        15,463
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2028 (6)                                                                   4,489         4,400
 Class A-3, 7.71% 2028                                                                       5,000         3,300
Weyerhaeuser Co.: (3)
 5.50% 2005                                                                                 10,000        10,274
 6.75% 2012                                                                                 15,000        15,533
                                                                                                          91,935

CAPITAL GOODS  -  0.57%
CIT Group, Inc.:
 7.625% 2005                                                                                 5,000         4,905
 7.375% 2007                                                                                10,000        10,065
 7.75% 2012                                                                                 17,250        17,202
Newcourt Credit Group Inc., Series B, 6.875% 2005                                           11,000        10,579
Tyco International Group SA 6.375% 2011                                                      4,000         3,060
Deere & Co. 8.95% 2019                                                                       7,330         8,297
General Electric Capital Corp.:
 Series A, 5.375% 2007                                                                       6,500         6,648
 6.00% 2012                                                                                  8,000         8,027
Hutchison Whampoa Finance Ltd. 7.45% 2017 (3)                                                2,750         2,770
Hutchison Whampoa International Ltd. 7.00% 2011 (3)                                          3,500         3,594
SYSTEMS 2001 Asset Trust, Series 2001, Class G,                                              7,478         7,947
MBIA Insured, 6.664% 2013 (3)  (6)
                                                                                                          83,094

CONSUMER FINANCE  -  0.52%
Capital One Bank:
 8.25% 2005                                                                                 15,000        15,519
 6.875% 2006                                                                                 4,250         4,260
 6.70% 2008                                                                                  4,000         3,911
Household Finance Corp.:
 6.40% 2008                                                                                 15,000        15,071
 6.50% 2008                                                                                  7,000         6,972
 6.375% 2011                                                                                15,500        14,828
 6.75% 2011                                                                                 10,000         9,989
 7.00% 2012                                                                                  5,000         4,972
                                                                                                          75,522

TECHNOLOGY HARDWARE & EQUIPMENT  -  0.49%
Compaq Computer Corp. 6.20% 2003                                                            24,100        24,435
Motorola, Inc.:
 6.75% 2006                                                                                  7,000         6,587
 8.00% 2011                                                                                 34,500        33,667
 5.22% 2097                                                                                  8,750         5,016
Nortel Networks Ltd. 6.125% 2006                                                             3,000         1,860
                                                                                                          71,565

RETAILING  -  0.47%
Costco Wholesale Corp. 5.50% 2007                                                            4,750         4,898
Delhaize America, Inc. 8.125% 2011                                                          21,120        22,184
J.C. Penney Co., Inc.:
 7.05% 2005                                                                                  4,500         4,387
 7.65% 2016                                                                                  1,195         1,034
 7.95% 2017                                                                                 13,800        12,489
 8.25% 2022 (6)                                                                              3,000         2,655
 7.125% 2023                                                                                 5,375         4,381
SUPERVALU INC. 7.50% 2012                                                                   12,750        13,317
Toys "R" Us, Inc. 7.625% 2011                                                                2,190         2,137
                                                                                                          67,482


HEALTH CARE EQUIPMENT & SERVICES  -  0.46%
Aetna Inc.:
 7.375% 2006                                                                                17,000        17,616
 7.875% 2011                                                                                25,625        26,849
Columbia/HCA Healthcare Corp. 8.85% 2007                                                     6,000         6,604
HCA - The Healthcare Co. 8.75% 2010                                                          6,000         6,704
Humana Inc. 7.25% 2006                                                                       4,500         4,689
UnitedHealth Group Inc. 5.20% 2007                                                           3,875         3,898
                                                                                                          66,360

HOTELS, RESTAURANTS & LEISURE  -  0.33%
Hyatt Equities, LLC 6.875% 2007 (3)                                                         17,750        17,827
MGM Mirage, Inc. 8.50% 2010                                                                  6,000         6,186
Starwood Hotels & Resorts Worldwide, Inc.: (3)
 7.375% 2007                                                                                 6,150         6,093
 7.875% 2012                                                                                17,250        17,072
                                                                                                          47,178

REAL ESTATE  -  0.32%
EOP Operating LP:
 7.75% 2007                                                                                  5,500         6,001
 8.10% 2010                                                                                  3,750         4,129
 6.75% 2012                                                                                  4,125         4,196
 7.25% 2018                                                                                  2,000         1,939
First Industrial, LP 6.875% 2012                                                             8,625         8,833
ProLogis Trust 7.05% 2006                                                                    4,000         4,178
United Dominion Realty Trust, Inc. 6.50% 2009                                               17,375        17,371
                                                                                                          46,647

OTHER INDUSTRIES  -  0.95%
Cendant Corp. 7.75% 2003                                                                     8,650         8,693
Computer Associates International Inc. 6.375% 2005                                           4,675         4,020
Devon Financing Corp., ULC 6.875% 2011                                                      10,000        10,414
Lilly Del Mar Inc. 3.12% 2029 (3)  (5)                                                       8,000         7,956
Norfolk Southern Corp. 6.00% 2008                                                            4,000         4,137
OXYMAR 7.50% 2016 (3)                                                                        6,000         4,964
Pemex Finance Ltd. 9.69% 2009 (6)                                                           10,360        11,630
Pulte Homes, Inc. 7.875% 2032                                                               14,750        14,774
United Air Lines, Inc. 10.67% 2004                                                           1,500         1,095
United Mexican States Government Eurobonds,                                                  6,500         7,449
 Global 10.375% 2009
USA Education, Inc. 5.625% 2007                                                             31,495        32,531
VF Corp. 8.50% 2010                                                                         13,750        15,186
Waste Management, Inc. 7.375% 2010                                                           3,500         3,644
WMX Technologies, Inc. 7.10% 2026                                                           11,000        11,311
                                                                                                         137,804

ASSET-BACKED OBLIGATIONS  -  2.29% (6)
ACLC Business Loan Receivables Trust, Series                                                 7,321         7,424
 2002-1, Class A-1, 5.408% 2022 (3)
Airplanes Pass Through Trust:
 Class B, 2.59% 2019 (5)                                                                     3,755         2,817
 Class 1-C, 8.15% 2019 (7)                                                                   7,090         2,481
America West Airlines, Inc., Series 2000-1,                                                  4,159         4,362
Class G, AMBAC Insured, 8.057% 2020
American Airlines Inc.:
 Series 2001-2, Class A-2, 7.858% 2011 (3)                                                   3,000         3,188
 Series 2001-1, Class A-1, 6.977% 2021                                                       9,176         9,018
Atlas Air, Inc., Series 1998-1, Class A, 7.38% 2018                                          2,668         2,491
Burlington Northern and Santa Fe Railway Co.                                                 3,750         3,722
Pass Through Trust, Series 2002-1, 5.943% 2022
CIT Equipment Collateral, Series 2002-VT1:
 Class B, 3.97% 2009                                                                         3,691         3,690
 Class C, 4.44% 2009                                                                         7,387         7,383
Conseco Finance Home Equity Loan Trust,                                                      8,750         9,019
Series 2001-C, Class A-3, 5.39% 2025
Conseco Finance Manufactured Housing Contract                                                4,625         4,759
Trust, Series 2001-3, Class A-2, 5.16% 2033
Continental Airlines, Inc.:
 Series 1998-3, Class C-2, 7.25% 2005                                                        3,000         2,794
 Series 2000-2, Class C, 8.312% 2011                                                         7,683         7,210
 Series 1996-2, Class B, 8.56% 2014                                                          1,560         1,569
 Series 1997-4, Class A, 6.90% 2018                                                          2,198         2,158
 Series 1999-1, Class B, 6.795% 2020                                                         6,931         6,655
 Series 1999-2, Class A-1, 7.256% 2020                                                       2,212         2,206
 Series 2000-1, Class A-1, 8.048% 2020                                                       9,679        10,027
Delta Air Lines, Inc.:
 Series 2002-1, Class C, 7.779% 2012                                                        16,500        16,766
 Series 1992-A2, 9.20% 2014                                                                  1,500         1,424
 Series 1993-A2, 10.50% 2016                                                                 5,000         4,750
Drive Auto Receivables Trust, Series 2002-1,                                                 7,000         7,022
Class A-4, MBIA Insured, 4.09% 2008 (3)
Franklin Auto Trust, Series 2002-1, Class A-4,                                              12,500        12,601
MBIA Insured, 4.51% 2010
GRCT Consumer Loan Trust, Series 2001-1,                                                     5,250         5,450
Class A-2BRV, 6.251% 2020 (3)
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (3)                                         240           240
H.S. Receivables Corp., Series 1999-1,                                                       3,438         3,536
Class A, 8.13% 2006 (3)
Jet Equipment Trust: (3)
 Series 1995-B, Class B, 7.83% 2015                                                          6,556         4,465
 Series 1995-A, Class B, 8.64% 2015                                                          4,048         2,878
Madison Avenue Manufactured Housing Contract Trust,                                          4,000         3,902
Series 2002-A, Class M-2, 4.09% 2032 (5)
MBNA Master Credit Card Note Trust, Series 2002-1,                                          12,500        12,686
Class C, 6.80% 2014
MBNA Master Credit Card Trust II, Series 1998-E,                                             2,500         2,605
Class C, 6.60% 2010 (3)
Merrill Lynch Mortgage Investors, Inc., Series                                               4,974         4,974
2002-NC1, Class M-1, 2.54% 2033 (5)
Metris Master Trust, Series 2000-2,                                                          4,956         4,923
Class B, 2.50% 2007 (5)
MMCA Auto Owner Trust:
 Series 2002-1, Class A-3, 4.15% 2006                                                        6,500         6,610
 Series 2001-2, Class B, 5.75% 2007                                                          4,798         4,946
 Series 2002-2, Class B, 4.67% 2010                                                          4,000         4,019
 Series 2002-1, Class C, 6.20% 2010                                                          6,750         6,843
Nordstrom Credit Card Master Note Trust,                                                     5,000         5,000
Series 2002-1, Class B, 2.541% 2010 (3) (5)
Northwest Airlines, Inc., Series 1999-3,                                                     9,739        10,383
Class G, 7.935% 2020
Oakwood Mortgage Investors Trust, Series                                                     5,000         5,106
2002-B, Class A-3, 6.06% 2025
Pass-through Amortizing Credit Card Trusts,
Series 2002-1: (3)
 Class A-2FX, 4.685% 2012                                                                   17,625        17,694
 Class A-3FX, 6.298% 2012                                                                   14,500        14,555
Pegasus Aviation Lease Securitization,                                                       5,500         4,400
Series 2000-1, Class A-2, 8.37% 2030 (3)
PF Export Receivables Master Trust, Series 2001-B,                                           5,250         5,407
MBIA Insured, 6.60% 2011 (3)
PP&L Transition Bond Co. LLC, Series 1999-1,                                                 7,000         7,718
Class A-7, 7.05% 2009
Providian Master Trust, Series 2000-1, Class C,                                              6,000         5,716
 2.99% 2009 (3)  (5)
Residential Funding Mortgage Securities II, Inc.:
 Series 2001-H13, Class A-I-4, AMBAC Insured, 6.09% 2015                                     4,000         4,166
 Series 2001-HS2, Class A-4, AMBAC Insured, 6.43% 2016                                       5,750         6,031
Southern Capital Corp. Pass Through Trust, Series                                            3,125         3,125
2002-1, Class G, MBIA Insured, 5.70% 2022  (3)
Team Fleet Financing Corp., Series 2001-3A,                                                  5,250         5,221
Class A, 2.83% 2005 (3)  (5)
Tobacco Settlement Financing Corp., Series                                                   4,715         4,760
2001-A, 6.36% 2025
Union Pacific Railroad Co. Pass Through Trust,                                               5,000         5,000
Series 2002-1, 6.061% 2023
United Air Lines, Inc.:
 Series 2000-1, Class A-2, 7.73% 2012                                                        5,000         4,656
 Series 1995-A2, 9.56% 2018                                                                  4,000         2,772
US Airways, Inc.:
 Series 2000-3G, 7.89% 2020                                                                  7,406         7,737
 Series 2001-1G, 7.076% 2021                                                                 1,717         1,759
Vanderbilt Acquisition Loan Trust, Series 2002-1,                                            6,000         6,077
Class A-3, 5.70% 2023
                                                                                                         330,896

PRIVATE ISSUE MORTGAGE-BACKED OBLIGATIONS  -  1.86% (6)
Banc of America Commercial Mortgage Inc., Series                                             2,500         2,650
2001-1, Class A-2, 6.503% 2036
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 2002-HOME, Class A, 2.444% 2013 (3)  (5)                                             4,420         4,420
 Series 2000-WF2, Class A-2, 7.32% 2032                                                      2,000         2,227
 Series 2001-TOP2, Class A-2, 6.48% 2035                                                     6,000         6,355
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                       28,150        29,936
 Series 1999-1, Class C, 7.625% 2031                                                         3,000         3,315
CS First Boston Mortgage Securities Corp.:
 Series 2002-CKP1, Class A-1, 4.627% 2035                                                    5,508         5,618
 Series 2002-CKN2, Class A-1, 4.637% 2037                                                    4,951         5,009
 Series 1998-C1, Class A-1B, 6.48% 2040                                                      8,375         8,905
DLJ Commercial Mortgage Corp., Series 1999-CG1,                                              3,750         3,988
Class A-1B, 6.46% 2032
DLJ Mortgage Acceptance Corp.:
 Series 1996-CF2, Class A-1, 7.29% 2021 (3)                                                  6,000         6,484
 Series 1995-CF2, Class A-1B, 6.85% 2027 (3)                                                 5,664         5,831
First Union National Bank Commercial Mortgage Trust,                                         7,367         7,538
Series 2002-C1, Class A-1, 5.585% 2034
GGP Mall Properties Trust, Series 2001-C1A,                                                  7,464         7,469
Class A-2, 5.007% 2011  (3)
GS Mortgage Securities Corp. II, Series 1998-C1,                                            10,000        10,274
Class D, 7.45% 2030 (5)
Holmes Financing (No.2) PLC, Series 1,                                                       4,500         4,497
Class C, 3.18% 2040 (5)
Holmes Financing (No.3) PLC, Series 1,                                                       2,000         2,001
Class C, 3.18% 2040 (5)
Holmes Financing (No.4) PLC, Series 1,                                                       1,000         1,000
Class C, 3.33% 2040 (5)
J.P. Morgan Chase Commercial Mortgage Securities                                             7,010         7,268
Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033
J.P. Morgan Commercial Mortgage Finance Corp.,                                                 134           136
Series 1996-C3, Class A-1, 7.33% 2028
L.A. Arena Funding, LLC, Series 1, Class A,                                                  6,411         6,723
7.656% 2026 (3)
LB Commercial Mortgage Trust, Series 1998-C1,                                                7,400         7,862
Class A-3, 6.48% 2030
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                            3,750         4,292
Class A-2, 7.95% 2010
Merrill Lynch Mortgage Investors, Inc., Series 1995-C3:
 Series 1995-C3, Class A-3, 7.056% 2025 (5)                                                  9,304         9,917
 Series 1999-C1, Class A-2, 7.56% 2031                                                       6,750         7,514
Morgan Stanley Capital I, Inc.:
 Series 1997-HF1, Class B, 7.33% 2029 (3)                                                    8,656         9,471
 Series 1999-FNV1, Class A-2, 6.53% 2031                                                    10,000        10,679
Morgan Stanley Dean Witter Capital I Trust:
 Series 2002-HQ, Class A-1, 4.59% 2034                                                       6,388         6,523
 Series 2002-IQ2, Class A-2, 5.16% 2035                                                     10,000        10,037
 Series 2001-TOP5, Class A-3, 6.16% 2035                                                     9,000         9,424
Nomura Asset Securities Corp., Series                                                        9,500        10,022
1998-D6, Class A-A1, 6.28% 2030
PNC Mortgage Securities Corp., Series                                                        5,738         5,875
1998-10, Class 1-B1, 6.50% 2028 (3)
Prudential Mortgage Capital Funding, LLC,                                                   15,555        16,598
Series ROCK 2001-C1, Class A-2, 6.605% 2034
Residential Funding Mortgage Securities I,                                                     903           937
Inc., Series 2001-S1, Class A-1, 7.00% 2016
Salomon Brothers Commercial Mortgage Trust,                                                 20,000        21,111
Series 2001-C1, Class A-2, 6.428% 2035
Structured Asset Securities Corp., Series                                                    5,798         6,286
1998-RF2, Class A, 8.524% 2027 (3)  (5)
                                                                                                         268,192

TOTAL CORPORATE BONDS & NOTES                                                                          2,572,006

U.S. TREASURY & AGENCY OBLIGATIONS
U.S. TREASURY NOTES & BONDS  -  10.14%
 6.00% August 2004                                                                         126,000       133,857
 5.875% November 2004                                                                       50,000        53,140
 6.75% May 2005                                                                            200,000       218,280
 10.75% August 2005                                                                        100,000       121,288
 5.625% February 2006                                                                      100,000       106,522
 6.875% May 2006                                                                           130,000       144,325
 3.375% January 2007 (8)                                                                    41,115        42,734
 6.625% May 2007                                                                           120,000       133,439
 3.625% January 2008 (8)                                                                   111,232       116,446
 5.625% May 2008                                                                            60,000        64,040
 4.75% November 2008                                                                        50,000        50,914
 10.375% November 2009                                                                      15,000        17,417
 10.00% May 2010                                                                             4,500         5,284
 3.50% January 2011 (8)                                                                     46,462        48,059
 5.00% February 2011                                                                        39,000        39,660
 3.375% January 2012 (8)                                                                    60,722        62,240
 10.375% November 2012                                                                      10,000        12,853
 11.250% February 2015                                                                       8,000        12,429
 7.25% May 2016                                                                             17,000        20,035
 7.50% November 2016                                                                        30,000        36,103
 7.875% February 2021                                                                       10,000        12,589
 6.00% February 2026                                                                        15,000        15,602
                                                                                                       1,467,256


FEDERAL AGENCY: MORTGAGE PASS-THROUGH OBLIGATIONS
-  3.91% (6)
Fannie Mae 5.50%-9.00% 2008-2032                                                           217,087       221,940
Freddie Mac 6.00%-10.00% 2008-2032                                                          37,905        39,400
Government National Mortgage Association                                                   291,742       304,181
5.50%-10.00% 2009-2032
                                                                                                         565,521

FEDERAL AGENCY: COLLATERALIZED MORTGAGE
OBLIGATIONS  -  0.42% (6)
Fannie Mae:
 Series 2001-4, Class NA, 11.72% 2025 (5)                                                    2,680         3,067
 Series 2002-W3, Class A-5, 7.50% 2028                                                       7,041         7,605
 Series 2002-W1, Class 2A, 7.50% 2029                                                        6,269         6,656
 Series 2001-20, Class D, 10.969% 2031 (5)                                                     529           600
 Series 2001-T10, Class A-1, 7.00% 2041                                                      4,425         4,654
 Series 2001-50, Class BA, 7.00% 2041                                                        4,467         4,598
Freddie Macs:
 Series 2310, Class B, 9.828% 2015 (5)                                                       1,234         1,376
 Series T-041, Class 3-A, 7.50% 2032                                                        25,000        26,385
 Series T-042, Class A-2, 5.50% 2042                                                         7,000         7,024
                                                                                                          61,965

FEDERAL AGENCY: NON-PASS-THROUGH OBLIBATIONS  -  0.25%
Fannie Mae 6.75%-7.25% 2028-2030                                                             9,000         9,455
Federal Home Loan Bank Bonds 4.125% 2004                                                    23,140        23,501
Freddie Mac 5.75% 2010                                                                 Euro 3,000          3,092
                                                                                                          36,048


TOTAL U.S. TREASURY & AGENCY OBLIGATIONS                                                               2,130,790

OTHER OBLIGATIONS
TAXABLE MUNICIPAL OBLIGATIONS -  0.04%
Public Building Commission of Chicago, Special                                              $5,000         5,530
Obligation Taxable Ref. Bonds, Series 2001,
7.125% 2010 (escrowed to maturity)



Total bonds & notes (cost: $4,704,117,000)                                                             4,708,326



                                                                                        Principal        Market
                                                                                           amount         value
Short-term securities                                                                       (000)         (000)

Federal agency discount notes  -  2.81%
Fannie Mae 1.745%-1.91% due 7/1-9/4/2002 (9)                                               154,616       154,395
Federal Farm Credit Banks 1.74% due 8/26/2002                                               19,980        19,925
Federal Home Loan Banks 1.72%-1.76% due 7/17-8/30/2002                                     117,961       117,734
Freddie Mac 1.76%-1.97% due 7/1-8/21/2002                                                  114,600       114,465
                                                                                                         406,519

Corporate short-term notes  -  2.12%
E.I. DuPont de Nemours & Co. 1.74% due 7/23/2002                                            33,000        32,963
Estee Lauder Companies Inc. 1.74%-1.77%                                                     25,000        24,976
 due 7/1-8/26/2002 (3)
FCAR Owner Trust 1.76%-1.78% due 7/30/2002                                                  32,500        32,452
Gannett Co. 1.77% due 7/9-7/10/2002 (3) (9)                                                 33,000        32,985
Park Avenue Receivables Corp. 1.79%-1.80%                                                   50,000        49,966
 due 7/8-7/26/2002 (3)
Southern Co. Funding Corp. 1.78% due 8/8/2002                                               20,000        19,961
Triple-A One Funding Corp. 1.79%-2.02%                                                      40,165        40,110
 due 7/1-8/6/2002 (3)
Verizon Network Funding Co. 1.85% due 7/15/2002                                             22,000        21,983
Wells Fargo & Co. 1.76%-1.79% due 7/16-8/7/2002                                             51,500        51,429
                                                                                                         306,825

Total short-term securities (cost: $713,349,000)                                                         713,344


Total investment securities (cost: $14,583,186,000)                                                   14,555,855
Excess of payables over cash and receivables                                                            (84,790)

Net assets                                                                                           $14,471,065

(1) Non-income-producing security.
(2) The fund owns 5.01% of the outstanding voting securities of Millennium Chemicals Inc.
and thus is considered an affiliate of this company
    under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
    resale may be limited to qualified institutional buyers; resale to the public may require registration.
(4) Step bond; coupon rate will increase at a later date.
(5) Coupon rate may change periodically.
(6) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(7) Valued under procedures adopted by the authority of the Board of Directors.
(8) Index-linked bond whose principal amount moves with a government retail price index.
(9) A portion of this security has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial Statements

Equity securities appearing in the
 portfolio since December 31, 2001:

Agilent Technologies
American Electric Power
CIGNA
Coca-Cola
Duke Energy
Ford Motor
General Electric
Hewlett-Packard
Kerr-McGee
Lincoln National
MeadWestvaco
National Grid Group
Oracle
PNC Financial Services Group
SBC Communications
Societe Generale
Sprint FON
Sumitomo Mitsui Banking
United Parcel Service
Verizon Global Funding
Wells Fargo & Co.


Equity securities eliminated from
the portfolio since December 31, 2001:
BMC Software
Emerson Electric
Gap
Lockheed Martin
Newell Rubbermaid
Pall
Pennzoil-Quaker State
PG&E
Pitney Bowes
ServiceMaster
Shell Transport and Trading
Solectron
Wachovia

Financial statements
(dollars and shares in thousands,
 except per-share amounts)
Statement of assets and liabilities                                                                        unaudited
at June 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $14,521,171)                                              $14,511,597
  Affiliated issuers (cost: $62,015)                                                         44,258      $14,555,855
 Cash                                                                                                          3,124
 Receivables for:
  Sales of investments                                                                       37,140
  Sales of fund's shares                                                                    116,270
  Dividends and interest                                                                     85,610          239,020
                                                                                                          14,797,999
Liabilities:
 Payables for:
  Purchases of investments                                                                  216,597
  Repurchases of fund's shares                                                              101,034
  Investment advisory services                                                                3,180
  Services provided by affiliates                                                             5,450
  Deferred Directors' compensation                                                              646
  Other fees and expenses                                                                        27          326,934
Net assets at June 30, 2002                                                                              $14,471,065

Net assets consist of:
 Capital paid in on shares of capital stock                                                              $14,371,342
 Undistributed net investment income                                                                           3,328
 Undistributed net realized gain                                                                             123,570
 Net unrealized depreciation                                                                                 (27,175)
Net assets at June 30, 2002                                                                              $14,471,065

Total authorized capital stock -
 1,500,000 shares, $.001 par value                                                                         Net asset
                                                                                             Shares        value per
                                                                       Net assets       outstanding        share (1)

Class A                                                                 $11,502,407         754,011           $15.25
Class B                                                                   1,405,719          92,374             15.22
Class C                                                                   1,148,055          75,461             15.21
Class F                                                                     253,059          16,590             15.25
Class 529-A                                                                  82,094           5,384             15.25
Class 529-B                                                                  25,396           1,666             15.25
Class 529-C                                                                  39,867           2,614             15.25
Class 529-E                                                                   4,140             271             15.25
Class R-1                                                                       181              12             15.23
Class R-2                                                                       392              26             15.24
Class R-3                                                                       160              10             15.26
Class R-4                                                                       289              19             15.26
Class R-5                                                                     9,306             610             15.26
(1) Maximum offering price and redemption price
per share were equal to the net asset value per
share for all share classes, except for Class A
and Class 529-A, for which the maximum offering
prices per share were $16.18 for each.

See Notes to Financial Statements

(dollars in thousands)

Statement of operations
for the six months ended June 30, 2002
Investment income:                                                                                         unaudited
 Income:
  Interest (net of non-U.S. withholding
            tax of $33)                                                                    $123,404
  Dividends (net of non-U.S. withholding
            tax of $853; also includes
            $851 from affiliates)                                                            79,359         $202,763

 Fees and expenses:
  Investment advisory services                                                               16,839
  Distribution services                                                                      22,259
  Transfer agent services                                                                     8,204
  Administrative services                                                                     1,049
  Reports to shareholders                                                                       407
  Registration statement and prospectus                                                       1,170
  Postage, stationery and supplies                                                              830
  Directors' compensation                                                                        67
  Auditing and legal                                                                             53
  Custodian                                                                                     144
  State and local taxes                                                                           2
  Other                                                                                           6           51,030
 Net investment income                                                                                       151,733

Net realized gain and unrealized
 depreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                               124,127
  Non-U.S. currency transactions                                                                (51)         124,076
 Net unrealized (depreciation) appreciation  on:
  Investments                                                                              (694,604)
  Non-U.S. currency translations                                                                153         (694,451)
   Net realized gain and
    unrealized depreciation
    on investments and non-U.S. currency                                                                    (570,375)
Net decrease in net assets resulting
 from operations                                                                                           $(418,642)



See Notes to Financial Statements



(dollars in thousands)

Statement of changes in net assets

                                                                                         Six months
                                                                                              ended       Year ended
                                                                                           June 30,    December 31,
                                                                                              2002*              2001
Operations:
 Net investment income                                                                     $151,733         $246,543
 Net realized gain on investments and
  non-U.S. currency transactions                                                            124,076          202,040
 Net unrealized (depreciation) appreciation
  on investments and non-U.S. currency translations                                        (694,451)         145,706
  Net (decrease) increase in net assets
   resulting from operations                                                               (418,642)         594,289

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                     (166,882)        (270,243)
  Distributions from net realized gain
   on investments                                                                           (17,048)        (174,072)
    Total dividends and distributions paid
     to shareholders                                                                       (183,930)        (444,315)

Capital share transactions                                                                5,041,292        3,801,952

Total increase in net assets                                                              4,438,720        3,951,926

Net assets:
 Beginning of period                                                                     10,032,345        6,080,419
 End of period (including
  undistributed net investment income:
  $3,328 and $18,477, respectively)                                                     $14,471,065      $10,032,345

*Unaudited

See Notes to Financial Statements

Notes to financial statements      unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:


SHARE CLASS                INITIAL SALES     CONTINGENT DEFERRED        CONVERSION FEATURE
                           CHARGE            SALES CHARGE UPON
                                             REDEMPTION

Class A and                Up to 5.75%       None                       None
Class 529-A

Class B and                None              Declines from 5% to        Class B and Class 529-B convert
Class 529-B                                  zero for redemptions       to Class A and Class 529-A,
                                             within six years of        respectively, after eight years
                                             purchase

Class C                    None              1% for redemptions         Class C converts to Class F
                                             within one year of         after 10 years
                                             purchase

Class 529-C                None              1% for redemptions         None
                                             within one year of
                                             purchase

Class 529-E                None              None                       None

Class F and                None              None                       None
Class 529-F*

Class R-1, Class R-2,      None              None                       None
Class R-3, Class R-4                                                    * As of June 30, 2002, there were no Class 529-F shares
outstanding.
and Class R-5


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; unrealized appreciation or depreciation of certain investments in non-U.S. securities and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of June 30, 2002, the cost of investment securities for federal income tax purposes was $14,584,714,000.

During the six months ended June 30, 2002, the fund reclassified $163,000 from undistributed net realized gains to additional paid-in capital to align financial reporting with tax reporting.

As of June 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                     (dollars in thousands)

Undistributed net investment income                  $3,790
and currency gains

Undistributed short-term gains                       31,558

Undistributed long-term gains                        93,724

Gross unrealized appreciation                        976,287

Gross unrealized depreciation                        (1,005,146)


The tax character of distributions paid was as follows (dollars in thousands):

COMMUNICATIONS: INSERT DISTRIBUTIONS.XLS

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $10.5 billion. For the six months ended June 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

SHARE CLASS                                  CURRENTLY APPROVED LIMITS          PLAN LIMITS

Class A                                      0.25%                              0.25%

Class 529-A                                  0.25                               0.50

Class B and Class 529-B                      1.00                               1.00

Class C, Class 529-C and Class R-1           1.00                               1.00

Class R-2                                    0.75                               1.00

Class 529-E and Class R-3                    0.50                               0.75

Class F, Class 529-F and Class R-4           0.25                               0.50


All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A and Class 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $13,782,000 and $24,000 for Class A and Class 529-A, respectively.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended June 30, 2002, were as follows (dollars in thousands):


SHARE CLASS               DISTRIBUTION SERVICES       TRANSFER AGENT SERVICES      ADMINISTRATIVE SERVICES

Class A                   $13,043                     $7,432                       Not applicable

Class B                   4,986                       772                          Not applicable

Class C                   3,858                       Included in                  $803
                                                      administrative services

Class F                   222                                                      171

Class 529-A               36                                                       40

Class 529-B               44                                                       13

Class 529-C               67                                                       19

Class 529-E               3                                                        1

Class R-1                 -*                                                       -*

Class R-2                 -*                                                       -*

Class R-3                 -*                                                       -*

Class R-4                 -*                                                       -*

Class R-5                 Not applicable                                           2


*Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

COMMUNICATIONS: INSERT CAPITALSHARETRANSACTIONS.XLS

5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of June 30, 2002, the total value of restricted securities was $813,924,000, which represents 5.62% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $7,237,889,000 and $1,956,325,000, respectively, during the six months ended June 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2002, the custodian fee of $144,000 includes $37,000 that was offset by this reduction, rather than paid in cash.


Six months ended June 30, 2002
                                                                                            Distributions from
                                                                                               ordinary income
                                                                                         Net investment income         Short-term
Share class                                                                                 and currency gains      capital gains
Class A                                                                                    $           145,695                -
Class B                                                                                                 10,357                -
Class C                                                                                                  7,785                -
Class F                                                                                                  2,455                -
Class 529-A(1)                                                                                             370                -
Class 529-B(1)                                                                                              81                -
Class 529-C(1)                                                                                             130                -
Class 529-E(1)                                                                                               9                -
Total                                                                                      $           166,882                -

                                                                                                 Distributions              Total
                                                                                                from long-term      distributions
                                                                                                 capital gains               paid
Share class
Class A                                                                                    $            14,752        $   160,447
Class B                                                                                                  1,200             11,557
Class C                                                                                                    882              8,667
Class F                                                                                                    212              2,667
Class 529-A(1)                                                                                               2                372
Class 529-B(1)                                                                                             -*                  81
Class 529-C(1)                                                                                             -*                 130
Class 529-E(1)                                                                                            -                     9
Total                                                                                      $            17,048        $   183,930



Year ended December 31, 2001
                                                                                            Distributions from
                                                                                               ordinary income
                                                                                         Net investment income         Short-term
Share class                                                                                 and currency gains      capital gains
Class A                                                                                    $           257,896                -
Class B                                                                                                  7,403                -
Class C(2)                                                                                               3,763                -
Class F(2)                                                                                               1,181                -
Total                                                                                      $           270,243                -

                                                                                                 Distributions              Total
                                                                                                from long-term      distributions
                                                                                                 capital gains               paid
Share class
Class A                                                                                    $           157,294        $   415,190
Class B                                                                                                  9,333             16,736
Class C(2)                                                                                               5,930              9,693
Class F(2)                                                                                               1,515              2,696
Total                                                                                      $           174,072        $   444,315

*Amount less than one thousand.
(1) Class 529-A, Class 529-B, Class 529-C and Class
529-E shares were offered beginning February 15, 2002.
(2) Class C and Class F shares were offered beginning March 15, 2001.

Six months ended June 30, 2002


Share class                                                                                         Sales(1)
                                                                                                      Amount       Shares
Class A                                                                                       $    3,864,770      242,455
Class B                                                                                              886,397       55,727
Class C                                                                                              821,017       51,615
Class F                                                                                              177,285       11,124
Class 529-A(2)                                                                                        85,923        5,381
Class 529-B(2)                                                                                        26,689        1,670
Class 529-C(2)                                                                                        41,781        2,615
Class 529-E(2)                                                                                         4,297          271
Class R-1(3)                                                                                             182           12
Class R-2(3)                                                                                             410           27
Class R-3(3)                                                                                             162           10
Class R-4(3)                                                                                             288           19
Class R-5(3)                                                                                          10,000          624
Total net increase (decrease) in fund                                                         $    5,919,201      371,550

                                                                                            Reinvestments of
                                                                                               dividends and
Share class                                                                                    distributions
                                                                                                      Amount       Shares
Class A                                                                                       $      152,964        9,669
Class B                                                                                               10,971          693
Class C                                                                                                8,163          515
Class F                                                                                                2,400          151
Class 529-A(2)                                                                                           372           23
Class 529-B(2)                                                                                            82            5
Class 529-C(2)                                                                                           130            8
Class 529-E(2)                                                                                             9          -*
Class R-1(3)                                                                                             -            -
Class R-2(3)                                                                                             -            -
Class R-3(3)                                                                                             -            -
Class R-4(3)                                                                                             -            -
Class R-5(3)                                                                                             -            -
Total net increase (decrease) in fund                                                         $      175,091       11,064



Share class                                                                                   Repurchases(1)
                                                                                                      Amount       Shares
Class A                                                                                       $     (956,639)     (60,394)
Class B                                                                                              (39,264)      (2,485)
Class C                                                                                              (36,940)      (2,343)
Class F                                                                                              (19,298)      (1,216)
Class 529-A(2)                                                                                          (321)         (20)
Class 529-B(2)                                                                                          (150)          (9)
Class 529-C(2)                                                                                          (144)          (9)
Class 529-E(2)                                                                                            (4)         -*
Class R-1(3)                                                                                             -            -
Class R-2(3)                                                                                             (12)          (1)
Class R-3(3)                                                                                             -            -
Class R-4(3)                                                                                             -            -
Class R-5(3)                                                                                            (228)         (14)
Total net increase (decrease) in fund                                                         $   (1,053,000)     (66,491)



Share class                                                                                     Net increase
                                                                                                      Amount       Shares
Class A                                                                                       $    3,061,095      191,730
Class B                                                                                              858,104       53,935
Class C                                                                                              792,240       49,787
Class F                                                                                              160,387       10,059
Class 529-A(2)                                                                                        85,974        5,384
Class 529-B(2)                                                                                        26,621        1,666
Class 529-C(2)                                                                                        41,767        2,614
Class 529-E(2)                                                                                         4,302          271
Class R-1(3)                                                                                             182           12
Class R-2(3)                                                                                             398           26
Class R-3(3)                                                                                             162           10
Class R-4(3)                                                                                             288           19
Class R-5(3)                                                                                           9,772          610
Total net increase (decrease) in fund                                                         $    5,041,292      316,123


Year ended December 31, 2001
Share class


                                                                                                    Sales(1)
                                                                                                      Amount       Shares
Class A                                                                                       $    3,684,604      232,952
Class B                                                                                              575,284       36,371
Class C(4)                                                                                           408,760       25,797
Class F(4)                                                                                           108,099        6,797
Total net increase (decrease) in fund                                                         $    4,776,747      301,917


                                                                                            Reinvestments of
                                                                                               dividends and
                                                                                               distributions
                                                                                                      Amount       Shares
Class A                                                                                       $      394,293       25,073
Class B                                                                                               15,886        1,017
Class C(4)                                                                                             9,226          592
Class F(4)                                                                                             2,502          160
Total net increase (decrease) in fund                                                         $      421,907       26,842



                                                                                              Repurchases(1)
                                                                                                      Amount       Shares
Class A                                                                                       $   (1,356,438)     (86,198)
Class B                                                                                              (22,362)      (1,431)
Class C(4)                                                                                           (11,176)        (715)
Class F(4)                                                                                            (6,726)        (426)
Total net increase (decrease) in fund                                                         $   (1,396,702)     (88,770)



                                                                                                Net increase
                                                                                                      Amount       Shares
Class A                                                                                       $    2,722,459      171,827
Class B                                                                                              568,808       35,957
Class C(4)                                                                                           406,810       25,674
Class F(4)                                                                                           103,875        6,531
Total net increase (decrease) in fund                                                         $    3,801,952      239,989

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class
R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning
March 15, 2001.

Financial Highlights (1)






                                                                            Net asset
                                                                                value,
                                                                             beginning
                                                                             of period
Class A:
 Six months ended 6/30/2002 (2)                                                 $15.85
 Year ended 12/31/2001                                                            15.47
 Year ended 12/31/2000                                                            14.42
 Year ended 12/31/1999                                                            15.76
 Year ended 12/31/1998                                                            15.68
 Year ended 12/31/1997                                                            14.55
Class B:
 Six months ended 6/30/2002 (2)                                                   15.82
 Year ended 12/31/2001                                                            15.46
 Period from 3/15/2000 to 12/31/2000                                              13.65
Class C:
 Six months ended 6/30/2002 (2)                                                   15.82
 Period from 3/15/2001 to 12/31/2001                                              15.47
Class F:
 Six months ended 6/30/2002 (2)                                                   15.85
 Period from 3/15/2001 to 12/31/2001                                              15.50
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                           15.82
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                           15.82
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                           15.62
Class 529-E:
 Period from 3/5/2002 to 6/30/2002 (2)                                            16.14
Class R-1:
 Period from 5/29/2002 to 6/30/2002 (2)                                           15.93
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                           15.97
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                            15.70
Class R-4:
 Period from 6/21/2002 to 6/30/2002 (2)                                           15.32
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                           16.07

                                                                                Income
                                                                                  from
                                                                            investment
                                                                            operations
                                                                                                        Net
                                                                                              (losses) gains
                                                                                  Net          on securities              Total
                                                                            investment        (both realized              from
                                                                                income                   and         investment
                                                                            (loss) (3)       unrealized) (3)         operations
Class A:
 Six months ended 6/30/2002 (2)                                                   $.20                 $(.56)             $(.36)
 Year ended 12/31/2001                                                             .51                   .73               1.24
 Year ended 12/31/2000                                                             .57                  1.62               2.19
 Year ended 12/31/1999                                                             .56                  (.04)               .52
 Year ended 12/31/1998                                                             .56                  1.13               1.69
 Year ended 12/31/1997                                                             .58                  2.41               2.99
Class B:
 Six months ended 6/30/2002 (2)                                                    .14                  (.56)              (.42)
 Year ended 12/31/2001                                                             .39                   .73               1.12
 Period from 3/15/2000 to 12/31/2000                                               .33                  2.41               2.74
Class C:
 Six months ended 6/30/2002 (2)                                                    .14                  (.57)              (.43)
 Period from 3/15/2001 to 12/31/2001                                               .30                   .63                .93
Class F:
 Six months ended 6/30/2002 (2)                                                    .20                  (.56)              (.36)
 Period from 3/15/2001 to 12/31/2001                                               .40                   .62               1.02
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                            .15                  (.48)              (.33)
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                            .10                  (.48)              (.38)
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                            .10                  (.27)              (.17)
Class 529-E:
 Period from 3/5/2002 to 6/30/2002 (2)                                             .12                  (.91)              (.79)
Class R-1:
 Period from 5/29/2002 to 6/30/2002 (2)                                            .02                  (.72)              (.70)
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                            .03                  (.76)              (.73)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                             .03                  (.47)              (.44)
Class R-4:
 Period from 6/21/2002 to 6/30/2002 (2)                                          - (4)                  (.06)              (.06)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                            .06                  (.87)              (.81)


                                                                             Dividends
                                                                                   and
                                                                         distributions


                                                                             Dividends
                                                                             (from net         Distributions
                                                                            investment         (from capital              Total
                                                                               income)                gains)      distributions
Class A:
 Six months ended 6/30/2002 (2)                                                  $(.22)                $(.02)             $(.24)
 Year ended 12/31/2001                                                            (.56)                 (.30)              (.86)
 Year ended 12/31/2000                                                            (.56)                 (.58)             (1.14)
 Year ended 12/31/1999                                                            (.56)                (1.30)             (1.86)
 Year ended 12/31/1998                                                            (.56)                (1.05)             (1.61)
 Year ended 12/31/1997                                                            (.56)                (1.30)             (1.86)
Class B:
 Six months ended 6/30/2002 (2)                                                   (.16)                 (.02)              (.18)
 Year ended 12/31/2001                                                            (.46)                 (.30)              (.76)
 Period from 3/15/2000 to 12/31/2000                                              (.35)                 (.58)              (.93)
Class C:
 Six months ended 6/30/2002 (2)                                                   (.16)                 (.02)              (.18)
 Period from 3/15/2001 to 12/31/2001                                              (.32)                 (.26)              (.58)
Class F:
 Six months ended 6/30/2002 (2)                                                   (.22)                 (.02)              (.24)
 Period from 3/15/2001 to 12/31/2001                                              (.41)                 (.26)              (.67)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                           (.22)                 (.02)              (.24)
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                           (.17)                 (.02)              (.19)
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                           (.18)                 (.02)              (.20)
Class 529-E:
 Period from 3/5/2002 to 6/30/2002 (2)                                            (.10)                    -               (.10)
Class R-1:
 Period from 5/29/2002 to 6/30/2002 (2)                                              -                     -                  -
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                              -                     -                  -
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                               -                     -                  -
Class R-4:
 Period from 6/21/2002 to 6/30/2002 (2)                                              -                     -                  -
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                              -                     -                  -






                                                                        Net asset                                Net assets,
                                                                        value, end             Total            end of period
                                                                         of period           return(5)          (in millions)
Class A:
 Six months ended 6/30/2002 (2)                                           $15.25              (2.29)%             $11,503
 Year ended 12/31/2001                                                    15.85                8.19                 8,915
 Year ended 12/31/2000                                                    15.47                15.85                6,042
 Year ended 12/31/1999                                                    14.42                3.47                 5,981
 Year ended 12/31/1998                                                    15.76                11.13                5,881
 Year ended 12/31/1997                                                    15.68                21.04                5,036
Class B:
 Six months ended 6/30/2002 (2)                                           15.22                (2.65)               1,406
 Year ended 12/31/2001                                                    15.82                7.34                  608
 Period from 3/15/2000 to 12/31/2000                                      15.46                20.52                 38
Class C:
 Six months ended 6/30/2002 (2)                                           15.21                (2.75)               1,148
 Period from 3/15/2001 to 12/31/2001                                      15.82                6.08                  406
Class F:
 Six months ended 6/30/2002 (2)                                           15.25                (2.32)                253
 Period from 3/15/2001 to 12/31/2001                                      15.85                6.64                  104
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                   15.25                (2.11)                82
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                   15.25                (2.41)                25
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                   15.25                (1.14)                40
Class 529-E:
 Period from 3/5/2002 to 6/30/2002 (2)                                    15.25                (4.93)                 4
Class R-1:
 Period from 5/29/2002 to 6/30/2002 (2)                                   15.23                (4.33)               - (6)
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                   15.24                (4.57)               - (6)
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                    15.26                (2.87)               - (6)
Class R-4:
 Period from 6/21/2002 to 6/30/2002 (2)                                   15.26                (.39)                - (6)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                   15.26                (5.04)                 9

                                                                                                   Ratio of
                                                                         Ratio of                        net
                                                                         expenses              income (loss)
                                                                        to average                to average
                                                                        net assets                net assets
Class A:
 Six months ended 6/30/2002 (2)                                          .71% (7)                  2.55% (7)
 Year ended 12/31/2001                                                     .68                          3.26
 Year ended 12/31/2000                                                     .69                          3.93
 Year ended 12/31/1999                                                     .66                          3.59
 Year ended 12/31/1998                                                     .63                          3.57
 Year ended 12/31/1997                                                     .65                          3.74
Class B:
 Six months ended 6/30/2002 (2)                                          1.47 (7)                   1.81 (7)
 Year ended 12/31/2001                                                     1.44                         2.46
 Period from 3/15/2000 to 12/31/2000                                     1.44 (7)                   3.02 (7)
Class C:
 Six months ended 6/30/2002 (2)                                          1.52 (7)                   1.76 (7)
 Period from 3/15/2001 to 12/31/2001                                     1.54 (7)                   2.36 (7)
Class F:
 Six months ended 6/30/2002 (2)                                           .75 (7)                   2.53 (7)
 Period from 3/15/2001 to 12/31/2001                                      .75 (7)                   3.15 (7)
Class 529-A:
 Period from 2/15/2002 to 6/30/2002 (2)                                    .31                           .93
Class 529-B:
 Period from 2/15/2002 to 6/30/2002 (2)                                    .60                           .65
Class 529-C:
 Period from 2/19/2002 to 6/30/2002 (2)                                    .57                           .63
Class 529-E:
 Period from 3/5/2002 to 6/30/2002 (2)                                     .34                           .74
Class R-1:
 Period from 5/29/2002 to 6/30/2002 (2)                                    .14                           .15
Class R-2:
 Period from 5/21/2002 to 6/30/2002 (2)                                    .17                           .19
Class R-3:
 Period from 6/4/2002 to 6/30/2002 (2)                                     .08                           .16
Class R-4:
 Period from 6/21/2002 to 6/30/2002 (2)                                    .02                          (.01)
Class R-5:
 Period from 5/15/2002 to 6/30/2002 (2)                                    .06                           .38




                                                                                   Six
                                                                                months
Supplemental data - all classes                                                  ended
                                                                              June 30,
                                                                               2002(2)

Portfolio turnover rate                                                             17%

Year ended December 31                                                            2001                  2000               1999

                                                                                    50%                   51%                48%

                                                                                  1998                  1997

                                                                                    54%                   44%


(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may
 not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are
    based on average shares outstanding.
(4) Amount less than one cent.
(5) Total returns exclude all sales charges, including contingent deferred sales charges.
(6) Amount less than 1 million.
(7) Annualized.

OTHER SHARE CLASS RESULTS  unaudited

CLASS B, CLASS C, CLASS F, CLASS 529 AND CLASS R
Returns for periods ended June 30, 2002:

                                      1 YEAR     LIFE OF CLASS

CLASS B SHARES

Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
six years of purchase                 -5.80%        +9.03%/1/
Not reflecting CDSC                   -1.05%        +10.58%/1/

CLASS C SHARES

Reflecting CDSC, maximum of 1%, payable only if shares are
sold within one year of purchase      -2.10%        +2.44%/2/
Not reflecting CDSC                   -1.15%        +2.44%/2/

CLASS F SHARES

Not reflecting annual asset-based fee charged
by sponsoring firm                    -0.39%        +3.21%/2/

CLASS 529 AND CLASS R SHARES

Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002, and May 15, 2002, respectively, and the end of the period.

/1/ Average annual compound return from March 15, 2000, when Class B shares were first sold.
/2/ Average annual compound return from March 15, 2001, when Class C and Class F shares were first sold.


OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.81% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.04% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(sm)]

The right choice for the long term(sm)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted more than 15 million shareholders.

Our unique combination of strengths includes these five factors:

FOCUS: a long-term approach with attention to risk

REACH: an unparalleled global research effort

PERSPECTIVE: a unique method of portfolio management

EXPERIENCE: investment professionals on the job an average of 19 years

VALUE: a commitment to low operating expenses



29 MUTUAL FUNDS WITH A CONSISTENT PHILOSOPHY

- GROWTH FUNDS
 AMCAP Fund(r)
 EuroPacific Growth Fund(r)
 The Growth Fund of America(r)
 The New Economy Fund(r)
 New Perspective Fund(r)
 New World Fund(sm)
 SMALLCAP World Fund(r)

- GROWTH-AND-INCOME FUNDS
 American Mutual Fund(r)
 Capital World Growth and Income Fund(sm)
 Fundamental Investors(sm)
 The Investment Company of America(r)
 Washington Mutual Investors Fund(sm)

- EQUITY-INCOME FUNDS
 Capital Income Builder(r)
 The Income Fund of America(r)

- BALANCED FUND
 American Balanced Fund(r)

- BOND FUNDS
 American High-Income Trust(sm)
 The Bond Fund of America(sm)
 Capital World Bond Fund(r)
 Intermediate Bond Fund of America(r)
 U.S. Government Securities Fund(sm)

- TAX-EXEMPT BOND FUNDS
 American High-Income Municipal Bond Fund(r)
 Limited Term Tax-Exempt Bond Fund of America(sm)
 The Tax-Exempt Bond Fund of America(r)

 STATE-SPECIFIC TAX-EXEMPT FUNDS
 The Tax-Exempt Fund of California(r)
 The Tax-Exempt Fund of Maryland(r)
 The Tax-Exempt Fund of Virginia(r)

- MONEY MARKET FUNDS
 The Cash Management Trust of America(r)
 The Tax-Exempt Money Fund of America(sm)
 The U.S. Treasury Money Fund of America(sm)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AMBAL-013-0802
Litho in USA AGD/GP/5740

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